Prepayment for long-term assets	6 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Prepayment for long-term assets

Note 6 – Prepayment for long-term assets

In September 2025, the Company entered into an equity investment agreement to purchase a 49% equity interest in a prospective investee. As of March 31, 2026, the Company made non-interest-bearing advance to the prospective investee amounted to $1,615,031, which is subject to conversion into a 49% equity interest of the prospective investee upon the satisfaction of all closing conditions to the transaction.